Commitments, Contingent Liabilities and Other (Changes in Product Warranty Liability) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of the fiscal year	¥ 31,807	¥ 33,005	¥ 44,717
Additional liabilities for warranties	19,560	21,448	23,041
Settlements (in cash or in kind)	(19,666)	(21,491)	(26,326)
Changes in estimate for pre-existing warranty reserve	(860)	(562)	(7,370)
Translation adjustments	2,010	(593)	(1,057)
Balance at end of the fiscal year	¥ 32,851	¥ 31,807	¥ 33,005